Related Party Transactions - Schedule of Related Parties and their Relationships (Details)	12 Months Ended
Dec. 31, 2025
ICONIQ (Tianjin) New Energy Technology Research Institute (“ICONIQ Institute”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	Controlled by the Company’s Executive Chairman, Mr. Alan Nan Wu (100%)
Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	A company controlled by a shareholder of the Company, and also a non-controlling shareholder of Tianqi Group
Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	A company controlled by a group of shareholders of the Company, and also a non-controlling shareholder of Tianqi Group
Mr. Alan Nan Wu [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	Shareholder and Executive Chairman of the Company
Vision Path Holdings Limited ("Vision Path") [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	Shareholder of the Company
Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	A company in which the Group holds a 20% equity interest. Mr. Aaron Huainan Liao, the Company’s Vice Chairman & Executive Global President, is the Chief Executive Officer of Shanghai OBS.
Al Ataa [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	Shareholder of the Company
Muse Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	A company 100% held by Mr. Alan Nan Wu
Mr. Benjamin Zhai [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	Chief Executive Officer and Executive Director of the Company
My Car (Shenzhen) Technology Co., Ltd. (“My Car”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	A company which Mr. Alan Nan Wu held 25.3% and nil equity interest as of June 26, 2023 and June 30, 2023, respectively
Long Hope Holdings Limited (Long Hope) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of Related Parties	Shareholder of the Company